Average Annual Total Returns{- Fidelity Series Overseas Fund} - 10.31 Fidelity Series Overseas Fund PRO-04 - Fidelity Series Overseas Fund	Fidelity Series Overseas Fund Return Before Taxes Past 1 year	Fidelity Series Overseas Fund Return Before Taxes Since Inception		Fidelity Series Overseas Fund After Taxes on Distributions Past 1 year	Fidelity Series Overseas Fund After Taxes on Distributions Since Inception		Fidelity Series Overseas Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Overseas Fund After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	16.37%	16.24%	[1]	16.01%	15.90%	[1]	9.86%	12.41%	[1]	8.02%	10.43%	[1]

[1]	(a)From June 21, 2019